Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Summary of Movement of Treasury Shares
The movement of the treasury shares is as follows:

	Shares	Cash paid
At January 1, 2024	2,887,905	$(204,130)
Acquisition of treasury shares	929,941	(87,308)
At December 31, 2024	3,817,846	(291,438)
Acquisition of treasury shares	101,713	(8,705)
At December 31, 2025	3,919,559	$(300,143)

Summary of Share Repurchase Program
A summary of the total shares repurchased by the Company through December 31, 2025 is as follows:

	Shares	Cash paid
2014	182,592	$(18,506)
2015	2,127,900	(117,882)
2021	559,025	(40,514)
2022	2,571,917	(167,639)
2023	1,141,316	(105,932)
2024	929,941	(87,308)
2025	101,713	(8,705)
	7,614,404	$(546,486)